Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	974,000
Proposed Maximum Offering Price per Unit	8.80
Maximum Aggregate Offering Price	$ 8,571,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,183.68
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. The "Amount Registered" consists of 974,000 shares of common stock issuable under the 2019 Inducement Stock Incentive Plan, as amended. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and are calculated on the basis of the average of the high and low sale prices of the registrant's common stock on the Nasdaq Global Market on February 3, 2026, in accordance with Rule 457(c) under the Securities Act.